Assumed contingent obligation related to the business combination - Reported change to the value of the liability (Details) - Rhinopharma Limited - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Change in value of the assumed contingent obligation	£ 73	£ 208
10% lower revenue assumption	72	202
10% higher revenue assumption	73	215
1% lower risk assumption	69	205
1% higher risk assumption	£ 76	£ 211
Revenue assumption, % lower	10.00%
Revenue assumption, % higher	10.00%
Risk assumption, % lower	1.00%
Risk assumption, % higher	1.00%